NATURE AND CONTINUANCE OF OPERATIONS	13 Months Ended
Dec. 31, 2021
NATURE AND CONTINUANCE OF OPERATIONS
Nature And Continuance Of Operations

1. NATURE AND CONTINUANCE OF OPERATIONS

GameSquare Esports Inc. (formerly Magnolia Colombia Ltd.) (the “Company” or “GameSquare”) was incorporated under the Ontario Business Corporations Act on June 01, 2009. The Company is a publicly traded company with the registered office located at 150 York Street, Suite 1008, Toronto, Ontario, M5H 3S5, Canada. GameSquare changed its name from Magnolia Colombia Ltd. on September 30, 2020.

GameSquare is focused on the high growth esports market. The Company bridges the gap between global brands and the large gaming and esports communities. GameSquare does this by signing top-tier talent in the influencer, on-screen talent and player categories as well as adding new companies to its roster of global brand relationships. On October 2, 2020, the Company completed a reverse acquisition with GameSquare (Ontario) Inc., which acquired all the outstanding shares of Code Red Esports Ltd. (“Code Red”) at the same day. On December 1, 2020, the Company completed the amalgamation with GameSquare (Ontario) Inc. On March 16, 2021, the Company acquired all the outstanding shares of Reciprocity Corp. (“Reciprocity”), which owns 100% of common shares of GCN Inc. (“GCN”), 100% of common shares of GameSquare Esports (USA) Inc. and 40% of the common shares of Biblos Gaming S.A. de C.V. (“Biblos”). On June 30, 2021, the Company acquired all the outstanding shares of NextGen Tech, LLC (dba. Complexity Gaming) (“Complexity”). On July 27, 2021, the Company acquired 100% of the outstanding shares of Swingman LLC. (dba Cut+Sew and Zoned) (“Cut+Sew”). The Company is traded on the Canadian Securities Exchange (CSE) under the symbol “GSQ” and on the OTCQB Venture Market in the Unites States under the symbol “GMSQF”.

These consolidated financial statements include the accounts of the Company and its subsidiaries listed in the following table:

On May 3, 2021, Stetson Oil & Gas Corporation was dissolved. On December 1, 2021, the Company and Reciprocity were amalgamated.

The accompanying consolidated financial statements were prepared on a going concern basis, which contemplates the realization of assets and the payment of liabilities in the ordinary course of business. Accordingly, the consolidated financial statements do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and meet its liabilities and commitments in other than the normal course of business and at amounts different from those in the consolidated financial statements. Such adjustments could be material.

As at December 31, 2021, the Company had working capital of $8,582,601 (November 30, 2020 - $264,309). The Company’s continuation as a going concern is dependent upon its ability to raise equity capital or borrowings sufficient to meet current and future obligations and ultimately achieve profitable operations. Management intends to finance operating costs over the next twelve months with issuance of common shares, loans or profits from its business activities. There is no assurance that the Company will be able to obtain such financings or obtain them on favorable terms. These matters represent material uncertainties that cast significant doubt on the Company’s ability to continue as a going concern.